CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical)	May 23, 2023
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Reverse share split	0.03